EQUITY - Changes in Outstanding Shares (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Share repurchases | €	€ 386,749	€ 100,093
Common Shares
Disclosure of classes of share capital [line items]
Balance at January 1, 2018 (in shares)	187,920,656
Shares repurchased under share repurchase program and other changes (in shares)	(2,907,702)	(1,033,218)
Balance at December 31, 2018 (in shares)	185,283,323	187,920,656
Share repurchases | €	€ 386,094
Special Voting Shares
Disclosure of classes of share capital [line items]
Balance at January 1, 2018 (in shares)	56,492,874
Shares repurchased under share repurchase program and other changes (in shares)	6,854,047
Balance at December 31, 2018 (in shares)	63,346,921	56,492,874
Total
Disclosure of classes of share capital [line items]
Balance at January 1, 2018 (in shares)	244,413,530
Balance at December 31, 2018 (in shares)	248,630,244	244,413,530
PSU and RSU Awards Under Equity Incentive Plan | Common Shares
Disclosure of classes of share capital [line items]
Shares repurchased under share repurchase program and other changes (in shares)	270,369
PSUs
Disclosure of classes of share capital [line items]
Number of outstanding awards that had vested (Shares)	230,282	0	0
RSUs
Disclosure of classes of share capital [line items]
Number of outstanding awards that had vested (Shares)	40,087	0	0